NOTE PAYABLE, RELATED PARTY (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Feb. 03, 2021	Feb. 02, 2021	Jul. 07, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable - related party			$ 2,162,562
Common stock, par value	$ 0.001		$ 0.001				$ 0.001	$ 0.001
Loss on the extinguishment of debt	$ (148,509)
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount						$ 1,000,000
Amir 2021 Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss on the extinguishment of debt	297,138
Convertible Note Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization debt discount premium	165,790
Interest and expenses	0
Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advances				$ 135,000
Debt instrument, face amount					$ 2,400,000
Note payable	1,269,864		$ 0
Amir Ben-Yohanan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advances						$ 2,400,000
Notes Payable, Interest rate						8.00%
Debt instrument, face amount						$ 2,400,000
Amir Ben-Yohanan [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount						$ 2,400,000
Amir Ben-Yohanan [Member] | Convertible Note Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization debt discount premium	131,169
Holder [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, convertible amount	$ 1,000,000
Common stock, par value	$ 0.001
Holder [Member] | Offering [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, convertible amount	$ 1,000,000
Note payable agreement [Member] | Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advances			$ 5,000,000
Notes Payable, Interest rate			0.00%
Notes payable, Maturity date			Jan. 31, 2025